Earnings per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Calculations of Basic and Diluted Earnings per Share

The following table sets forth the calculation of basic and diluted earnings per share.

	Three months ended		Six months ended
	June 30,		June 30,
(In thousands, except per share data)	2020	2019	2020	2019
Net income attributable to Pathfinder Bancorp, Inc.	$1,841	$607	$3,531	$1,121
Convertible preferred stock dividends	69	69	138	69
Warrant dividends	7	8	15	8
Undistributed earnings allocated to participating securities	322	38	612	41
Net income available to common shareholders	$1,443	$492	$2,766	$1,003

Basic weighted average common shares outstanding	4,639	4,443	4,623	4,344
Effect of assumed exercise of stock options and unvested restricted stock units	-	-	-	-
Diluted weighted average common shares outstanding	4,639	4,443	4,623	4,344

Basic earnings per common share	$0.31	$0.11	$0.60	$0.23
Diluted earnings per common share	$0.31	$0.11	$0.60	$0.23

The following table sets forth the calculation of basic and diluted earnings per share.

	Years ended
	December 31,
(In thousands, except per share data)	2019	2018
Net income attributable to Pathfinder Bancorp, Inc.	$4,276	$4,031
Convertible preferred stock dividends	208	-
Warrant dividends	23	-
Undistributed earnings allocated to participating securities	467	-
Net income available to common shareholders	$3,578	$4,031

Basic weighted average common shares outstanding	4,464	4,171
Effect of assumed exercise of stock options and unvested restricted stock units	-	95
Diluted weighted average common shares outstanding	4,464	4,266

Basic earnings per common share	$0.80	$0.97
Diluted earnings per common share	$0.80	$0.94